Investment Objectives and Goals - Hundredfold Select Alternative Fund	Dec. 24, 2025
Service Class Shares
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hundredfold Select Alternative Fund (the “Fund”) seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.
Investor Class Shares
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Hundredfold Select Alternative Fund (the “Fund”) seeks a moderate total rate of return (income plus capital appreciation) on an annual basis.